Discontinued Operations and Disposal Groups (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table contains the major components of income from discontinued operations of the Teekay Gas Business for the periods presented:

	Year Ended December 31,
	2021 $	2020 $	2019 $
Revenues	680,589	669,417	670,346
Voyage expenses	(28,190)	(17,394)	(21,387)
Vessel operating expenses	(200,917)	(188,251)	(177,141)
Time-charter hire expenses	(23,487)	(23,564)	(19,994)
Depreciation and amortization	(130,810)	(129,752)	(136,765)
General and administrative expenses	(24,196)	(15,075)	(11,714)
(Write-down) and gain on sale of vessels	—	(51,000)	13,564
Restructuring charges	(3,223)	—	(3,690)
Income from vessel operations	269,766	244,381	313,219
Interest expense	(122,561)	(136,572)	(167,661)
Interest income	5,945	6,903	4,400
Realized and unrealized gains (losses) on non-designated derivative instruments	8,524	(33,334)	(13,361)
Equity income	115,399	72,233	58,819
Foreign exchange gain (loss)	7,344	(18,373)	(10,051)
Other loss	(3,566)	(16,523)	(2,008)
Income from discontinued operations before income taxes	280,851	118,715	183,357
Income tax expense	(6,756)	(3,429)	(7,636)
Income from discontinued operations	274,095	115,286	175,721
As at December 31, 2021 and December 31, 2020, the major classes of the Teekay Gas Business’s assets and liabilities that are components of current assets – discontinued operations, non-current assets – discontinued operations, current liabilities – discontinued operations and non-current liabilities – discontinued operations, were as follows:

	As at December 31,
	2021 $	2020 $
ASSETS
Cash and cash equivalents	101,190	220,042
Other current assets	264,537	60,999
Vessels and equipment	2,831,530	—
Net investment in direct financing and sales-type leases, net	480,508	—
Investment in and loans, net to equity-accounted investments	1,126,674	—
Current assets – discontinued operations	4,804,439	281,041
Vessels and equipment	—	2,895,919
Net investment in direct financing and sales-type leases, net – non-current	—	500,101
Investment in and loans, net to equity-accounted investments	—	1,047,091
Other non-current assets	—	142,223
Non-current assets – discontinued operations	—	4,585,334
Total assets – discontinued operations	4,804,439	4,866,375

LIABILITIES
Current portion of long-term debt	1,379,642	250,508
Current obligations related to finance leases	1,268,990	71,932
Other current liabilities	228,997	209,301
Current liabilities – discontinued operations	2,877,629	531,741
Long-term debt	—	1,221,705
Long-term obligations related to finance leases	—	1,268,990
Other long-term liabilities	—	95,779
Non-current liabilities – discontinued operations	—	2,586,474
Total liabilities – discontinued operations	2,877,629	3,118,215

A condensed summary of the financial information for certain equity-accounted investments (20% to 52%-owned) shown on a 100% basis (excluding the impact from purchase price adjustments arising from the acquisition of joint ventures), included in discontinued operations, are as follows:

	As at December 31,
	2021 $	2020 $
Cash and restricted cash	460,342	400,816
Other assets – current	208,029	180,673
Vessels and equipment, including vessels related to finance leases and advances on newbuilding contracts	1,825,562	1,912,776
Net investment in direct financing leases	5,103,376	5,237,791
Other assets – non-current	255,270	216,331
Current portion of long-term debt and obligations related to finance leases	611,180	582,767
Other liabilities – current	250,753	232,466
Long-term debt and obligations related to finance leases	4,551,612	4,853,791
Other liabilities – non-current	220,454	350,057

	Year Ended December 31,
	2021 $	2020 $	2019 $
Revenues	990,703	1,008,112	766,618
Income from vessel operations	572,985	584,685	400,326
Realized and unrealized gain (loss) on non-designated derivative instruments	26,743	(94,760)	(40,915)
Net income	342,068	152,144	130,314